Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases
Schedule of operating lease liabilities
	As of	As of
	September 30,	September 30,
	2025	2024
Right-of-use assets under operating leases	$61,885	$122,779

Operating lease liabilities, current	-	-
Operating lease liabilities, non-current	-	-
Total operating lease liabilities	-	-